Segment Reporting - Schedule of CODM and Reconciliation to Net Income as Reported in the Consolidated Statement of Comprehensive Income (Details) - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Schedule Of Codm And Reconciliation To Net Income As Reported In The Consolidated Statement Of Comprehensive Income [Line Items]
Less: Revenue share with game developers and IP holders		$ 82,509,410	$ 90,370,793	$ 68,424,577
Other operating expenses:
Recoup of advances made to game developers		19,953,426	22,677,194	22,134,756	$ 17,206,593
(Loss) income from operations		(7,323,735)	(1,065,124)	6,656,282
Interest income, net		540,933	494,358	300,985
Foreign currency transaction gain (loss)		293,764	(287,946)	784,674
Other income		424,638	555,012	454,286
Contingent gain on recovery of previously impaired assets		238,561	4,709,029
(Loss) income before income tax expense		(5,825,839)	4,405,329	8,196,227
Other Operating Segment [Member]
Schedule Of Codm And Reconciliation To Net Income As Reported In The Consolidated Statement Of Comprehensive Income [Line Items]
Consolidated in-game purchases		96,813,340	106,994,440	84,461,982
Less: Revenue share with game developers and IP holders		15,093,625	15,898,478	14,975,047
Transaction fee		4,526,299	5,265,054	3,812,118
Advertising expense		41,013,358	52,396,511	37,309,197
Server cost directly related to hosting the games		3,889,772	2,088,553	1,319,704
Segment profits		32,290,286	31,345,844	27,045,916
Other operating expenses:
Less: Payroll and related cost		17,325,876	13,621,485	9,756,710
Lease expense		3,148,822	2,661,149	1,738,249
Depreciation and amortization expense		2,076,874	2,702,360	2,099,728
Impairment expense		2,635,761	3,632,218	447,904
Recoup of advances made to game developers		3,222,344	3,583,143	2,477,840
Other cost of sales	[1]	4,490,687	2,087,031	1,563,366
Other selling and marketing expenses	[2]	2,346,442	1,713,981	1,402,889
Other general and administrative expenses	[3]	4,367,215	2,409,601	902,948
Total other operating expenses		39,614,021	32,410,968	20,389,634
(Loss) income from operations		(7,323,735)	(1,065,124)	6,656,282
Interest income, net		540,933	494,358	300,985
Foreign currency transaction gain (loss)		293,764	(287,946)	784,674
Other income		424,638	555,012	454,286
Contingent gain on recovery of previously impaired assets		238,561	4,709,029
(Loss) income before income tax expense		$ (5,825,839)	$ 4,405,329	$ 8,196,227

[1]	Other cost of sales mainly includes server and infrastructure cost that are not directly related to the host of a specific game and certain outsourcing cost.
[2]	Other selling and marketing expenses mainly includes cost associated with meeting, travel and promotions.
[3]	Other general and administrative expenses mainly includes cost associated with professional services, office supplies, recruiting and education.